RECENTLY ISSUED ACCOUNTING STANDARDS - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by (used) in investing activities	$ (152,096)	$ (123,662)
Accounting Standards Update 2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Marketable securities, unrealized gain (loss)	600
Accounting Standards Update 2016-15
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by (used) in investing activities	$ 1,100	300
Accounting Standards Update 2016-18
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by (used) in investing activities		$ 10,300
Restricted cash				$ 63,000	$ 54,100
Retained Earnings | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of new accounting principle in period of adoption			$ 5,700	5,698
Retained Earnings | Accounting Standards Update 2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of new accounting principle in period of adoption			$ (5,300)	$ (5,323)